SHORT-TERM BORROWINGS	6 Months Ended
Jun. 30, 2025
Short-Term Debt [Abstract]
SHORT-TERM BORROWINGS

NOTE 11 – SHORT-TERM BORROWINGS

Short-term borrowings from financial institutions consisted of the following on June 30, 2025:

Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Ningbo Bank		779,811	$108,857	2025.04.16	2025.10.13	2.80%
Ningbo Bank		295,476	41,247	2025.04.22	2025.10.19	2.80%
Ningbo Bank		432,664	60,398	2025.04.28	2025.10.25	2.80%
Ningbo Bank		242,259	33,818	2025.05.09	2025.11.06	2.80%
Bank of China		10,000,000	1,395,946	2025.01.17	2026.01.16	2.70%
Industrial and Commercial Bank of China		6,500,000	907,365	2025.03.20	2026.03.20	2.80%
Minsheng Bank		5,000,000	697,973	2025.03.04	2026.03.04	3.20%
Minsheng Bank		9,000,000	1,256,352	2025.01.02	2026.01.02	3.25%
Total	RMB	32,250,209	$4,501,956

Short-term borrowings from financial institutions consisted of the following on December 31, 2024:

Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Minsheng Bank		1,000,000	136,999	2024.06.27	2025.01.03	3.50%
Bank of Ningbo		5,000,000	684,997	2024.06.13	2025.06.13	2.80%
Bank of Ningbo		1,706,808	233,832	2024.10.30	2025.04.28	2.75%
Total	RMB	7,706,808	$1,055,828

The Company’s short-term bank borrowings are guaranteed by the Company’s major shareholders, their immediate family members, and related companies.